Organization and Reorganization	6 Months Ended
Jun. 30, 2022
Organization and Reorganization
Organization and Reorganization

1.Organization and Reorganization

TuanChe Limited (the “Company”) was incorporated in the Cayman Islands on September 28, 2012. The Company is a holding company and conducts its business mainly through its subsidiaries, variable interest entities (“VIEs”) and subsidiaries of VIEs (collectively referred to as the “Group”). The Group commenced operations through TuanChe Internet, a PRC company established by several PRC citizens in May 2012. TuanChe Internet holds an Internet Content Provider (“ICP”) license to operate Tuanche.com that provides internet information services to automobile manufacturers, car dealers and consumers.

The Group is primarily engaged in the operation of providing auto shows, special promotion events services, referral service for a commercial bank, online marketing services, subscription and support service, aftermarket promotion service, customer referral services and other related businesses in the People’s Republic of China (the “PRC” or “China”).

Contractual arrangements with VIEs

PRC laws and regulations place certain restrictions on foreign investment in value-added telecommunication service businesses. The Group conduct operations in the PRC partially through TuanChe Internet, Drive New Media, Internet Drive Technology and Tansuojixian, which are variable interest entities, or VIEs, and their subsidiaries, collectively referred to as consolidated affiliated entities. The Group have entered into a series of contractual arrangements, through TuanYuan, Sangu Maolu and Chema, or its WFOEs, with each of its VIEs and their respective shareholders, respectively. The series of contractual arrangements include exclusive business cooperation agreement, exclusive call option agreement, equity pledge agreement, powers of attorney and spousal consent letters.

The Group believes that these contractual arrangements enable the Company to (1) have power to direct the activities that most significantly affects the economic performance of the VIEs, and (2) receive the economic benefits of the VIEs that could be significant to the VIEs. Accordingly, the Company is considered the primary beneficiary of the VIEs and is able to consolidate the VIEs and VIEs’ subsidiaries.

Risks in relation to the VIE structure

A significant part of the Company’s business is conducted through the VIEs of the Group, of which the Company is the ultimate primary beneficiary. In the opinion of management, the contractual arrangements with the VIEs and the nominee shareholders are in compliance with PRC laws and regulations and are legally binding and enforceable. The nominee shareholders are also shareholders of the Group and have indicated they will not act contrary to the contractual arrangements. However, there are substantial uncertainties regarding the interpretation and application of PRC laws and regulations including those that govern the contractual arrangements, which could limit the Group’s ability to enforce these contractual arrangements and if the nominee shareholders of the VIEs were to reduce their interests in the Group, their interest may diverge from that of the Group and that may potentially increase the risk that they would seek to act contrary to the contractual arrangements.

1.Organization and Reorganization (Continued)

Risks in relation to the VIE structure (Continued)

In January 2015, the Ministry of Commerce (“MOFCOM”), released for public comment a proposed PRC law, the Draft Foreign Investment Enterprises (“FIE”) Law, that appears to include VIEs within the scope of entities that could be considered to be FIEs, that would be subject to restrictions under existing PRC law on foreign investment in certain categories of industry. Specifically, the Draft FIE Law introduces the concept of “actual control” for determining whether an entity is considered to be an FIE. In addition to control through direct or indirect ownership or equity, the Draft FIE Law includes control through contractual arrangements within the definition of “actual control”. On March 15, 2019, the National People’s Congress adopted the Foreign Investment Law of the PRC, which became effective on January 1, 2020 and replaced three laws regulating foreign investment in China, namely, the Wholly Foreign-Invested Enterprise Law of the PRC, the Sino-Foreign Cooperative Joint Venture Enterprise Law of the PRC and the Sino-Foreign Equity Joint Venture Enterprise Law of the PRC, together with their implementation rules and ancillary regulations. On December 26, 2019, the State Council issued the Regulations on Implementing the Foreign Investment Law of the PRC, which came into effect on January 1, 2020, and replaced the Regulations on Implementing the Sino-Foreign Equity Joint Venture Enterprise Law, Provisional Regulations on the Duration of Sino-Foreign Equity Joint Venture Enterprise Law, the Regulations on Implementing the Wholly Foreign-Invested Enterprise Law, and the Regulations on Implementing the Sino-Foreign Cooperative Joint Venture Enterprise Law. The Foreign Investment Law of the PRC embodies an expected PRC regulatory trend to rationalize its foreign investment regulatory regime in line with prevailing international practice and the legislative efforts to unify the corporate legal requirements for both foreign and domestic investments. Under the Foreign Investment Law of the PRC, VIEs that are controlled via contractual arrangement would not be absolutely deemed as Foreign-Invested Enterprises, or FIEs. Therefore, the current legal status of Contractual Arrangement as a whole and each of the agreements comprising the Contractual Arrangement will not be materially affected by the Foreign Investment Law of the PRC and its implementing regulations. However, since it is relatively new, uncertainties still exist in relation to its interpretation and implementation. For example, the Foreign Investment Law of the PRC adds a catch-all clause to the definition of “foreign investment” so that foreign investment, by its definition, includes “investments made by foreign investors in China through other means defined by other laws or administrative regulations or provisions promulgated by the State Council” without further elaboration on the meaning of “other means.” It leaves leeway for the future legislations promulgated by the State Council to provide for contractual arrangements as a form of foreign investment. It is therefore uncertain whether the Group’s corporate structure will be seen as violating the foreign investment rules as the Group is currently leverage the contractual arrangement to operate certain businesses in which foreign investors are prohibited from or restricted to investing. Furthermore, if future legislations prescribed by the State Council mandate further actions to be taken by companies with respect to existing contractual arrangement, the Group may face substantial uncertainties as to whether the Group can complete such actions in a timely manner, or at all. If the Group fails to take appropriate and timely measures to comply with any of these or similar regulatory compliance requirements, the Group’s current corporate structure, corporate governance and business operations could be materially and adversely affected.

The Company’s ability to control the VIEs also depends on the Power of Attorney the shareholders has to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Company believes these Power of Attorney are legally enforceable but may not be as effective as direct equity ownership.

1.Organization and Reorganization (Continued)

Risks in relation to the VIE structure (Continued)

In addition, if the Group’s corporate structure or the contractual arrangements with the VIEs were found to be in violation of any existing or future PRC laws and regulations, the PRC regulatory authorities could, within their respective jurisdictions:

●	revoke the Group’s business and operating licenses
●	require the Group to discontinue or restrict its operations;
●	restrict the Group’s right to collect revenues;
●	block the Group’s websites;
●	require the Group to restructure the operations, re-apply for the necessary licenses or relocate the Group’s businesses, staff and assets;
●	impose additional conditions or requirements with which the Group may not be able to comply; or
●	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.

The imposition of any of these restrictions or actions could result in a material adverse effect on the Group’s ability to conduct its business. In such case, the Group may not be able to operate or control the VIEs, which may result in deconsolidation of the VIEs in the Group’s consolidated financial statements. In the opinion of the Company’s management, the likelihood for the Group to lose such ability is remote based on current facts and circumstances. The Group believes that the contractual arrangements among each of the VIEs, their respective shareholders and relevant wholly foreign owned enterprise are in compliance with PRC law and are legally enforceable. The Group’s operations depend on the VIEs to honor their contractual arrangements with the Group. These contractual arrangements are governed by PRC law and disputes arising out of these agreements are expected to be decided by arbitration in the PRC. Management believes that each of the contractual arrangements constitutes valid and legally binding obligations of each party to such contractual arrangements under PRC laws. However, the interpretation and implementation of the laws and regulations in the PRC and their application on the legality, binding effect and enforceability of contracts are subject to the discretion of competent PRC authorities, and therefore there is no assurance that relevant PRC authorities will take the same position as the Group herein in respect of the legality, binding effect and enforceability of each of the contractual arrangements. Meanwhile, since the PRC legal system continues to evolve, the interpretations of many laws, regulations and rules are not always uniform and enforcement of these laws, regulations and rules involve uncertainties, which may limit legal protections available to the Group to enforce the contractual arrangements should the VIEs or the nominee shareholders of the VIEs fail to perform their obligations under those arrangements.

1.Organization and Reorganization (Continued)

Risks in relation to the VIE structure (Continued)

The following combined financial information of the Group’s VIEs as of December 31, 2021 and June 30,2022 and for the six months ended June 30, 2021 and 2022 were included in the accompanying condensed consolidated financial statements of the Group as follows:

	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB
		(unaudited)
ASSETS
Current assets:
Cash and cash equivalents	4,974	7,438
Amount due from the subsidiaries of the Group	91,767	98,138
Other current assets	29,100	44,705
Total current assets	125,841	150,281
Non-current assets:
Property, equipment and software, net	379	253
Long-term investments	5,357	5,142
Operating lease right-of-use assets	1,025	519
Total non-current assets	6,761	5,914
TOTAL ASSETS	132,602	156,195
Current liabilities:
Short term borrowings	4,000	1,140
Accounts payable	395	4,753
Advance from customers	4,321	4,170
Salary and welfare benefits payable	24,047	22,721
Other taxes payable	12,323	13,496
Short-term operating lease liabilities	1,025	519
Current portion of deferred revenue	4,139	3,497
Other current liabilities	3,816	5,052
Account due to subsidiaries of the Group	253,003	264,510
Total current liabilities	307,069	319,858
Long-term borrowings	—	1,800
Non-current portion of deferred revenue	98	59
Total non-current liabilities	98	1,859
TOTAL LIABILITIES	307,167	321,717

	For the six months ended June 30,
	2021	2022
	RMB	RMB
Net revenues	57,846	43,012
Net loss	(8,587)	(10,821)

	For the six months ended June 30,
	2021	2022
	RMB	RMB
Net cash (used in)/generated from operating activities	(23,095)	3,523
Net cash generated from investing activities	3,892	—
Net cash generated from/(used in) financing activities	4,000	(1,060)
Net (decrease)/increase in cash, cash equivalent and restricted cash	(15,203)	2,463

1.Organization and Reorganization (Continued)

Risks in relation to the VIE structure (Continued)

In accordance with various contractual agreements, the Company has the power to direct the activities of the VIEs and subsidiaries of VIEs and can have assets transferred out of the VIEs. Therefore, the Company considers that there are no assets in the respective VIEs that can be used only to settle obligations of the respective VIEs, except for the registered capital of the VIEs amounting to approximately RMB40.1 million and RMB40.1 million as of December 31, 2021 and June 30, 2022, respectively. As the respective VIEs are incorporated as limited liability companies under the PRC Company Law, creditors do not have recourse to the general credit of the Company for the liabilities of the respective VIEs. There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIEs. As the Group is conducting certain businesses in the PRC through the VIEs, the Group may provide additional financial support on a discretionary basis in the future, which could expose the Group to a loss.

There is no VIE in the Group where the Company or any subsidiary has a variable interest but is not the primary beneficiary.

Going Concern and impact of COVID-19 pandemic

The Group has incurred recurring operating losses since its inception, including net losses of RMB163.5 million and RMB 101.9 million for the years ended December 31, 2020 and 2021, respectively and net losses of RMB 56.2 million for the six months ended June 30, 2022. Net cash used in operating activities were RMB88.9 million and RMB 92.3 million for the years ended December 31, 2020 and 2021, respectively and cash used in operating activities of RMB 55.4 million for the six months ended June 30, 2022. Accumulated deficit was RMB 1,039.8 million as of June 30, 2022. As of June 30, 2022, the Company had cash and cash equivalents of RMB32.2 million. The COVID-19 pandemic, especially the high cancelation rate of planned offline auto shows and the restricted regulation on the offline multi-person activities due to COVID-19, negatively impacted the Group’s business operations for the years ended December 31, 2020 and 2021 and for the six months ended June 30, 2022 and has continued to impact the Group’s financial position, results of operations and cash flows. These conditions raise substantial doubt about the Group’s ability to continue as a going concern.

Historically, the Group has relied principally on both operational sources of cash and non-operational sources of financing from investors to fund its operations and business development. The Group’s ability to continue as a going concern is dependent on management’s ability to successfully execute its business plan which includes reducing the fixed labor cost, pursuing cooperation opportunities for electric vehicles industry and potential financing to improve the Group’s cash flow from operations and financing, and responding to the development of the COVID-19 pandemic. Currently, the various mutations of COVID-19, Omicron and Deltacron are spreading in many cities in mainland China and the local governments has taken strict prevention and control measures to reduce the flow of people and control the spread of the COVID-19. The Group cancelled significant number of planned offline auto shows during 2021 and did not plan to hold many offline auto shows during the six months ended June 30, 2022 in response to the local governments’ strict control, which has significantly impacted and may continue to impact the Group’s business, result of operations, financial condition and liquidity, and the Group will have to resort to additional costs cutting measures including implementation of furlough arrangements or reduction of fixed labor cost if the outbreak of COVID-19 and its impact persist or escalate.

If the Group fails to achieve these goals, the Group may need additional financing to execute its business plan. If additional financing is required, the Group cannot predict whether this additional financing will be in the form of equity, debt, or another form, and the Group may not be able to obtain the necessary additional capital on a timely basis, on acceptable terms, or at all. In the event that financing sources are not available, or that the Group is unsuccessful in increasing its gross profit margin and reducing operating losses, the Group may be unable to implement its current plans for expansion, repay debt obligations or respond to competitive pressures, any of which would have a material adverse effect on the Group’s business, financial condition and results of operations and would materially adversely affect its ability to continue as a going concern.

The Group’s condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The condensed consolidated financial statements do not include any adjustments that might result from the outcome of such uncertainties.